UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2012
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)


     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                 COMMERCIAL SERVICES & SUPPLIES - 1.3%
         60,324  Pitney Bowes, Inc......................................................  $       641,847
                                                                                          ---------------

                 COMMUNICATIONS EQUIPMENT - 17.0%
          2,584  ADTRAN, Inc............................................................           50,491
        204,518  Cisco Systems, Inc.....................................................        4,018,779
          7,099  Harris Corp............................................................          347,567
            863  InterDigital, Inc......................................................           35,469
         10,660  Motorola Solutions, Inc................................................          593,549
            856  Plantronics, Inc.......................................................           31,561
         53,429  QUALCOMM, Inc..........................................................        3,313,667
         18,576  Tellabs, Inc...........................................................           42,353
                                                                                          ---------------
                                                                                                8,433,436
                                                                                          ---------------

                 COMPUTERS & PERIPHERALS - 7.0%
          5,396  Diebold, Inc...........................................................          165,172
        148,862  Hewlett-Packard Co.....................................................        2,121,283
          6,567  Lexmark International, Inc.............................................          152,289
         33,827  Seagate Technology PLC ................................................        1,031,047
                                                                                          ---------------
                                                                                                3,469,791
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 13.2%
         28,329  AT&T, Inc..............................................................          954,971
            824  Atlantic Tele-Network, Inc.............................................           30,249
         22,857  BCE, Inc...............................................................          981,479
          1,237  BT Group PLC, ADR .....................................................           47,043
         24,893  CenturyLink, Inc.......................................................          973,814
          1,071  China Unicom Hong Kong Ltd., ADR ......................................           17,447
          4,052  Chunghwa Telecom Co., Ltd., ADR .......................................          131,042
          8,540  Consolidated Communications Holdings, Inc..............................          135,957
         38,004  France Telecom S.A., ADR ..............................................          419,944
          5,115  Telekomunikasi Indonesia Persero Tbk PT, ADR ..........................          188,999
         11,366  TELUS Corp.............................................................          740,381
         21,914  Verizon Communications, Inc............................................          948,219
        115,377  Windstream Corp........................................................          955,321
                                                                                          ---------------
                                                                                                6,524,866
                                                                                          ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
         81,535  Corning, Inc...........................................................        1,028,972
                                                                                          ---------------

                 HEALTH CARE TECHNOLOGY - 0.1%
            866  Computer Programs & Systems, Inc. .....................................           43,594
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 1.6%
         19,169  Garmin Ltd. ...........................................................          782,479
                                                                                          ---------------

                 INTERNET SOFTWARE & SERVICES - 0.4%
          2,366  InterActiveCorp. ......................................................          111,912
          2,900  j2 Global, Inc. .......................................................           88,682
                                                                                          ---------------
                                                                                                  200,594
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)


     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - (CONTINUED)

                 IT SERVICES - 9.4%
          7,345  Computer Sciences Corp. ...............................................  $       294,167
          1,414  DST Systems, Inc. .....................................................           85,688
            752  Forrester Research, Inc. ..............................................           20,154
          2,394  Infosys Ltd., ADR .....................................................          101,266
         20,347  International Business Machines Corp. .................................        3,897,468
         24,005  SAIC, Inc. ............................................................          271,737
                                                                                          ---------------
                                                                                                4,670,480
                                                                                          ---------------

                 MEDIA - 0.2%
          2,536  Virgin Media, Inc. ....................................................           93,198
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.7%
          7,569  Altera Corp. ..........................................................          260,676
         19,201  Analog Devices, Inc. ..................................................          807,594
         88,195  Applied Materials, Inc. ...............................................        1,008,951
          1,216  ARM Holdings PLC, ADR .................................................           46,001
          2,063  ASML Holding NV .......................................................          132,878
          8,787  Avago Technologies Ltd. ...............................................          278,196
          6,200  Brooks Automation, Inc. ...............................................           49,910
         13,306  Cypress Semiconductor Corp. ...........................................          144,237
        197,621  Intel Corp. ...........................................................        4,076,921
         19,199  Intersil Corp. ........................................................          159,160
         11,943  KLA-Tencor Corp. ......................................................          570,398
         15,524  Linear Technology Corp. ...............................................          532,473
         17,028  Marvell Technology Group Ltd. .........................................          123,623
         20,221  Maxim Integrated Products, Inc. .......................................          594,497
          2,173  Micrel, Inc. ..........................................................           20,644
         20,115  Microchip Technology, Inc. ............................................          655,548
          2,978  MKS Instruments, Inc. .................................................           76,773
            419  Power Integrations, Inc. ..............................................           14,083
          2,056  Spreadtrum Communications, Inc., ADR ..................................           36,186
         71,406  Taiwan Semiconductor Manufacturing Co., Ltd., ADR .....................        1,225,327
          1,446  Tessera Technologies, Inc. ............................................           23,743
         61,589  Texas Instruments, Inc. ...............................................        1,905,564
         13,888  Xilinx, Inc. ..........................................................          498,579
                                                                                          ---------------
                                                                                               13,241,962
                                                                                          ---------------

                 SOFTWARE - 14.7%
          2,183  Blackbaud, Inc. .......................................................           49,838
         37,293  CA, Inc. ..............................................................          819,700
            898  Ebix, Inc. ............................................................           14,431
          6,893  Intuit, Inc. ..........................................................          410,133
        145,283  Microsoft Corp. .......................................................        3,883,415
         60,241  Oracle Corp. ..........................................................        2,007,230
          1,271  Solera Holdings, Inc. .................................................           67,960
                                                                                          ---------------
                                                                                                7,252,707
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 6.2%
          7,877  China Mobile, Ltd., ADR ...............................................          462,537
         21,890  Rogers Communications, Inc. ...........................................          996,433

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)


     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - (CONTINUED)

                 WIRELESS TELECOMMUNICATION SERVICES - (CONTINUED)
          3,368  Telephone & Data Systems, Inc. ........................................  $        74,568
          5,719  TIM Participacoes S.A., ADR ...........................................          113,351
         46,660  VimpelCom Ltd., ADR ...................................................          489,463
         37,475  Vodafone Group PLC, ADR ...............................................          943,995
                                                                                          ---------------
                                                                                                3,080,347
                                                                                          ---------------
                 TOTAL INVESTMENTS - 99.9% .............................................       49,464,273
                 (Cost $50,099,375) (a)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% ...............................           49,665
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $    49,513,938
                                                                                          ===============

-------------------------------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $932,235 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,567,337.

ADR   American Depositary Receipt

-------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       12/31/2012        PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks*................................  $   49,464,273  $   49,464,273  $           --  $           --
                                                --------------  --------------  --------------  --------------
TOTAL INVESTMENTS.............................  $   49,464,273  $   49,464,273  $           --  $           --
                                                ==============  ==============  ==============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at December 31, 2012.


                See Notes to Quarterly Portfolio of Investments           Page 3

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2012 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 25.3%

                 AEROSPACE & DEFENSE - 0.5%
          3,393  Lockheed Martin Corp. .................................................  $       313,140
                                                                                          ---------------

                 BIOTECHNOLOGY - 0.8%
         75,627  PDL BioPharma, Inc. ...................................................          533,170
                                                                                          ---------------

                 CHEMICALS - 0.9%
          6,485  EI du Pont de Nemours & Co. ...........................................          291,630
         13,794  Olin Corp. ............................................................          297,813
                                                                                          ---------------
                                                                                                  589,443
                                                                                          ---------------

                 COMMERCIAL BANKS - 2.5%
          6,951  Bank of Hawaii Corp. ..................................................          306,192
         24,295  FirstMerit Corp. ......................................................          344,746
         30,707  FNB Corp. .............................................................          326,108
         13,078  Trustmark Corp. .......................................................          293,732
         15,637  United Bankshares, Inc. ...............................................          380,292
                                                                                          ---------------
                                                                                                1,651,070
                                                                                          ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 1.6%
         68,973  Pitney Bowes, Inc. ....................................................          733,873
          9,768  Waste Management, Inc. ................................................          329,572
                                                                                          ---------------
                                                                                                1,063,445
                                                                                          ---------------

                 COMPUTERS & PERIPHERALS - 0.5%
          9,456  Diebold, Inc. .........................................................          289,448
                                                                                          ---------------

                 CONTAINERS & PACKAGING - 0.4%
          9,345  Sonoco Products Co. ...................................................          277,827
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.7%
         15,387  NYSE Euronext .........................................................          485,306
                                                                                          ---------------

                 ELECTRIC UTILITIES - 4.8%
          8,291  ALLETE, Inc. ..........................................................          339,765
          7,353  American Electric Power Co., Inc. .....................................          313,826
         13,867  Great Plains Energy, Inc. .............................................          281,639
         14,259  Hawaiian Electric Industries, Inc. ....................................          358,471
          5,711  Pinnacle West Capital Corp. ...........................................          291,147
         10,710  Portland General Electric Co. .........................................          293,026
         12,215  PPL Corp. .............................................................          349,715
          6,982  UNS Energy Corp. ......................................................          296,176
         11,393  Westar Energy, Inc. ...................................................          326,068
         10,283  Xcel Energy, Inc. .....................................................          274,659
                                                                                          ---------------
                                                                                                3,124,492
                                                                                          ---------------

                 FOOD & STAPLES RETAILING - 0.5%
         17,002  Safeway, Inc. .........................................................          307,566
                                                                                          ---------------

                 GAS UTILITIES - 1.3%
          8,124  Atmos Energy Corp. ....................................................          285,315
          6,466  Northwest Natural Gas Co. .............................................          285,797

Page 4          See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - (CONTINUED)

                 GAS UTILITIES - (CONTINUED)
          7,576  WGL Holdings, Inc. ....................................................  $       296,903
                                                                                          ---------------
                                                                                                  868,015
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 0.5%
          8,528  Garmin Ltd. ...........................................................          348,113
                                                                                          ---------------

                 INSURANCE - 1.6%
          7,417  Cincinnati Financial Corp. ............................................          290,449
         10,723  Mercury General Corp. .................................................          425,596
         12,592  Principal Financial Group, Inc. .......................................          359,124
                                                                                          ---------------
                                                                                                1,075,169
                                                                                          ---------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.4%
          7,391  Hasbro, Inc. ..........................................................          265,337
                                                                                          ---------------

                 MEDIA - 0.6%
         10,869  Meredith Corp. ........................................................          374,437
                                                                                          ---------------

                 METALS & MINING - 0.5%
          8,858  Southern Copper Corp. .................................................          335,364
                                                                                          ---------------

                 MULTI-UTILITIES - 4.2%
          6,568  Alliant Energy Corp. ..................................................          288,401
         14,084  Avista Corp. ..........................................................          339,565
         11,604  CMS Energy Corp. ......................................................          282,906
          5,315  Consolidated Edison, Inc. .............................................          295,195
          4,695  DTE Energy Co. ........................................................          281,935
          8,773  NorthWestern Corp. ....................................................          304,686
         10,823  Public Service Enterprise Group, Inc. .................................          331,184
          6,421  SCANA Corp. ...........................................................          293,054
         12,000  Vectren Corp. .........................................................          352,800
                                                                                          ---------------
                                                                                                2,769,726
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 1.0%
          5,942  ConocoPhillips ........................................................          344,577
         10,290  Spectra Energy Corp. ..................................................          281,740
                                                                                          ---------------
                                                                                                  626,317
                                                                                          ---------------

                 PHARMACEUTICALS - 0.5%
          6,093  Eli Lilly & Co. .......................................................          300,507
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
         14,974  Intel Corp. ...........................................................          308,914
                                                                                          ---------------

                 TOBACCO - 1.0%
          3,138  Lorillard, Inc. .......................................................          366,111
          5,875  Universal Corp. .......................................................          293,221
                                                                                          ---------------
                                                                                                  659,332
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................       16,566,138
                 (Cost $16,616,897)                                                       ---------------


                See Notes to Quarterly Portfolio of Investments           Page 5

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 19.8%
         75,730  Annaly Capital Management, Inc. .......................................  $     1,063,249
          1,765  AvalonBay Communities, Inc. ...........................................          239,316
          4,173  Camden Property Trust .................................................          284,640
         89,806  Capstead Mortgage Corp. ...............................................        1,030,075
         14,325  CBL & Associates Properties, Inc. .....................................          303,833
         94,196  CYS Investments, Inc. .................................................        1,112,455
          9,036  DuPont Fabros Technology, Inc. ........................................          218,310
         12,134  EPR Properties ........................................................          559,499
         39,915  Hatteras Financial Corp. ..............................................          990,291
          8,217  HCP, Inc. .............................................................          371,244
         47,517  Invesco Mortgage Capital, Inc. ........................................          936,560
         47,829  Lexington Realty Trust ................................................          499,813
         13,395  LTC Properties, Inc. ..................................................          471,370
          5,664  Macerich Co. ..........................................................          330,211
         49,510  Medical Properties Trust, Inc. ........................................          592,140
        112,223  MFA Financial, Inc. ...................................................          910,128
          7,405  Plum Creek Timber Co., Inc. ...........................................          328,560
          1,807  Public Storage ........................................................          261,943
          5,567  Rayonier, Inc. ........................................................          288,538
         31,808  Redwood Trust, Inc. ...................................................          537,237
          1,396  Simon Property Group, Inc. ............................................          220,694
          4,179  Sovran Self Storage, Inc. .............................................          259,516
         27,851  Starwood Property Trust, Inc. .........................................          639,459
          2,504  Taubman Centers, Inc. .................................................          197,115
         12,991  UDR, Inc. .............................................................          308,926
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................       12,955,122
                 (Cost $13,128,756)                                                       ---------------


MASTER LIMITED PARTNERSHIPS - 19.6%

                 ENERGY EQUIPMENT & SERVICES - 0.9%
         29,305  Exterran Partners, L.P. ...............................................          594,012
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 18.7%
          9,353  Access Midstream Partners, L.P. .......................................          313,700
         22,351  Boardwalk Pipeline Partners, L.P. .....................................          556,540
         34,995  BreitBurn Energy Partners, L.P. .......................................          646,358
         12,314  Buckeye Partners, L.P. ................................................          559,179
         26,884  Crestwood Midstream Partners, L.P. ....................................          578,812
         28,027  Dorchester Minerals, L.P. .............................................          569,509
         66,712  Eagle Rock Energy Partners, L.P. ......................................          575,725
         11,139  El Paso Pipeline Partners L.P. ........................................          411,809
         17,812  Enbridge Energy Partners, L.P. ........................................          496,955
         13,784  Energy Transfer Partners, L.P. ........................................          591,747
          6,615  Enterprise Products Partners, L.P. ....................................          331,279
         14,210  Golar LNG Partners, L.P. ..............................................          424,168
          5,045  Kinder Morgan Energy Partners, L.P. ...................................          402,541
         20,084  Martin Midstream Partners, L.P. .......................................          623,809
         14,681  NuStar Energy, L.P. ...................................................          623,649
          7,350  Oiltanking Partners, L.P. .............................................          278,271

Page 6          See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS - (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
         28,195  PAA Natural Gas Storage, L.P. .........................................  $       537,115
         25,865  Pioneer Southwest Energy Partners, L.P. ...............................          587,135
         25,835  Regency Energy Partners, L.P. .........................................          560,103
         15,605  Spectra Energy Partners, L.P. .........................................          487,344
         12,201  TC Pipelines, L.P. ....................................................          492,432
         13,699  Teekay LNG Partners L.P. ..............................................          517,548
         20,842  Teekay Offshore Partners, L.P. ........................................          542,100
         14,779  Transmontaigne Partners, L.P. .........................................          561,159
                                                                                          ---------------
                                                                                               12,268,987
                                                                                          ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS .....................................       12,862,999
                 (Cost $13,457,234)                                                       ---------------

                                                                STATED        STATED
     SHARES                      DESCRIPTION                     RATE        MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 19.1%

                 CAPITAL MARKETS - 5.6%
         25,602  Credit Suisse AG Guernsey ...............      7.90%           (a)               649,267
         21,375  Deutsche Bank Contingent Capital Trust II      6.55%           (a)               548,696
         22,902  Deutsche Bank Contingent Capital Trust V       8.05%           (a)               625,454
         19,683  Goldman Sachs Group, Inc., Series A .....      3.75%           (a)               407,241
         21,486  Goldman Sachs Group, Inc., Series B .....      6.20%           (a)               539,943
         20,724  Goldman Sachs Group, Inc., Series D .....      4.00%           (a)               432,303
         23,382  Morgan Stanley, Series A ................      4.00%           (a)               456,884
                                                                                          ---------------
                                                                                                3,659,788
                                                                                          ---------------

                 COMMERCIAL BANKS - 5.4%
         21,274  HSBC Holdings PLC, Series A .............      6.20%           (a)               532,488
         27,879  M&T Capital Trust IV ....................      8.50%        01/31/68             706,733
         12,701  US Bancorp, Series B ....................      3.50%           (a)               313,207
         25,156  US Bancorp, Series D ....................      7.88%           (a)               643,993
         19,495  Wells Fargo & Co., Series J .............      8.00%           (a)               572,178
         30,259  Zions Bancorp., Series C ................      9.50%           (a)               783,103
                                                                                          ---------------
                                                                                                3,551,702
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 3.3%
         29,016  Bank of America Corp., Series 8 .........      8.63%           (a)               741,649
         27,532  Bank of America Corp., Series H .........      8.20%           (a)               704,819
         27,557  JPMorgan Chase & Co., Series J ..........      8.63%           (a)               715,655
                                                                                          ---------------
                                                                                                2,162,123
                                                                                          ---------------

                 INSURANCE - 2.2%
         14,040  MetLife Inc., Series A ..................      4.00%           (a)               352,966
         21,877  MetLife Inc., Series B ..................      6.50%           (a)               551,519
         21,419  Prudential PLC ..........................      6.50%           (a)               541,901
                                                                                          ---------------
                                                                                                1,446,386
                                                                                          ---------------

                See Notes to Quarterly Portfolio of Investments           Page 7

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)

                                                                STATED        STATED
     SHARES                      DESCRIPTION                     RATE        MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

                 MARINE - 1.1%
         27,028  Seaspan Corp., Series C .................      9.50%           (a)       $       744,621
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 0.6%
         15,420  Magnum Hunter Resources Corp., Series C       10.25%           (a)               389,972
                                                                                          ---------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
         20,383  Vornado Realty Trust, Series J...........      6.88%           (a)               549,730
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES ....................................       12,504,322
                 (Cost $12,618,209)                                                       ---------------


$50 PAR PREFERRED SECURITIES - 0.9%

                 OIL, GAS & CONSUMABLE FUELS - 0.9%
         13,195  Apache Corp., Series D (b)...............      6.00%        08/01/13             603,011
                                                                                          ---------------
                 TOTAL $50 PAR PREFERRED SECURITIES ....................................          603,011
                 (Cost $623,274)                                                          ---------------


     SHARES                                   DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 15.1%

                 CAPITAL MARKETS - 15.1%
         106,053 iShares iBoxx $ High Yield Corporate Bond Fund ........................        9,900,047
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ...........................................        9,900,047
                 (Cost $9,786,144)                                                        ---------------

                 TOTAL INVESTMENTS - 99.8% .............................................       65,391,639
                 (Cost $66,230,514) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% ...............................          121,862
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $    65,513,501
                                                                                          ===============

(a)   Perpetual maturity.

(b) This security will automatically convert into shares of common stock on August 1, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $556,040 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,394,915.


Page 8          See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
DECEMBER 31, 2012 (UNAUDITED)

-------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       12/31/2012        PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
Common Stocks*................................  $   16,566,138  $   16,566,138  $           --  $           --
Real Estate Investment Trusts ................      12,955,122      12,955,122              --              --
Master Limited Partnerships*..................      12,862,999      12,862,999              --              --
$25 Par Preferred Securities*.................      12,504,322      12,504,322              --              --
$50 Par Preferred Securities*.................         603,011         603,011              --              --
Exchange-Traded Funds*........................       9,900,047       9,900,047              --              --
----------------------------------------------  --------------  --------------  --------------  --------------
TOTAL INVESTMENTS...............................$   65,391,639  $   65,391,639  $           --  $           --
                                                ==============  ==============  ==============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at December 31, 2012.


                See Notes to Quarterly Portfolio of Investments           Page 9

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ Technology Dividend Index Fund - (NASDAQ(R) Stock Market LLC ("NASDAQ") ticker "TDIV")

      Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV")

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to, the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2012 (UNAUDITED)


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of December 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividends and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2012, the Funds did not have any securities on loan.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2012 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ Technology Dividend Index(SM) and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
            -------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  February 20, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  February 20, 2013
     ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  February 20, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.